INVESTMENT SECURITIES (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended																			3 Months Ended	12 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Government Sponsored Enterprise mortgage-backed securities	Dec. 31, 2012 Government Sponsored Enterprise mortgage-backed securities	Dec. 31, 2011 Government Sponsored Enterprise mortgage-backed securities	Jun. 30, 2013 Government Sponsored Enterprise mortgage-backed securities First Community Bank	Dec. 31, 2012 Government Sponsored Enterprise mortgage-backed securities First Community Bank	Jun. 30, 2013 Small Business Administration pools	Dec. 31, 2012 Small Business Administration pools	Dec. 31, 2011 Small Business Administration pools	Jun. 30, 2013 Corporate and other securities	Dec. 31, 2012 Corporate and other securities	Dec. 31, 2011 Corporate and other securities	Jun. 30, 2013 Corporate bonds	Dec. 31, 2012 Corporate bonds	Dec. 31, 2011 Corporate bonds	Jun. 30, 2013 Corporate bonds Above Investment Grade item	Dec. 31, 2012 Corporate bonds Above Investment Grade item	Sep. 30, 2011 Preferred term security	Dec. 31, 2011 Preferred term security	Sep. 30, 2011 Municipal bonds item	Dec. 31, 2011 SLM Corporation bond Below Investment Grade	Jun. 30, 2013 Non-agency mortgage-backed /CMO securities	Jun. 30, 2012 Non-agency mortgage-backed /CMO securities	Jun. 30, 2013 Non-agency mortgage-backed /CMO securities	Jun. 30, 2012 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2012 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2011 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2010 Non-agency mortgage-backed /CMO securities item	Dec. 31, 2009 Non-agency mortgage-backed /CMO securities item	Jun. 30, 2013 Non-agency mortgage-backed /CMO securities First Community Bank	Dec. 31, 2012 Non-agency mortgage-backed /CMO securities First Community Bank	Jun. 30, 2013 State and local government	Dec. 31, 2012 State and local government	Dec. 31, 2011 State and local government
Fair Value
Less than 12 months	$ 106,876,000		$ 106,876,000		$ 36,274,000	$ 32,735,000		$ 53,766,000	$ 22,662,000	$ 25,113,000			$ 21,213,000	$ 11,013,000	$ 6,108,000	$ 871,000		$ 940,000										$ 64,000		$ 64,000			$ 574,000					$ 29,518,000	$ 2,599,000
12 months or more	5,033,000		5,033,000		9,443,000	19,271,000		3,118,000	4,583,000	3,269,000			882,000	2,447,000	2,203,000	50,000	50,000	524,000										983,000		983,000		2,363,000	13,275,000
Total	111,909,000		111,909,000		45,717,000	52,006,000		56,884,000	27,245,000	28,382,000			22,095,000	13,460,000	8,311,000	921,000	50,000	1,464,000										1,047,000		1,047,000		2,363,000	13,849,000					29,518,000	2,599,000
Unrealized Loss
Less than 12 months	3,657,000		3,657,000		437,000	264,000		1,330,000	233,000	163,000			289,000	158,000	38,000	41,000		60,000										1,000		1,000			3,000					1,939,000	46,000
12 months or more	44,000		44,000		397,000	2,214,000		35,000	13,000	24,000			4,000	5,000	6,000	1,000	1,000	26,000										4,000		4,000		378,000	2,158,000
Total	3,701,000		3,701,000		834,000	2,478,000		1,365,000	246,000	187,000			293,000	163,000	44,000	42,000	1,000	86,000										5,000		5,000		378,000	2,161,000					1,939,000	46,000
Amortized cost of securities	223,646,000		223,646,000		203,445,000	201,032,000					119,900,000	107,300,000																								2,700,000	3,100,000
Fair value of securities	223,646,000		223,646,000		203,445,000	201,032,000					120,000,000	109,400,000	57,304,000	54,993,000	36,479,000	2,309,000	2,401,000	2,400,000	1,000,000	1,000,000	1,400,000															2,700,000	2,700,000	39,922,000	32,373,000	20,488,000
Number of securities with OTTI																															2	2	3	9	5
Fair value of securities with OTTI																															2,500,000	2,500,000
Impairment charges recognized in earnings, credit component				200,000	200,000	297,000	1,452,000																								199,800	199,800	293,000	477,000	491,000
Estimated credit losses				415,000	415,000	262,000	4,310,000																		4,000			0	0	0	199,800	199,800
OTTI recognized in other comprehensive income (non-credit component)				215,000	215,000	(35,000)	2,858,000																										(35,000)	2,900,000	1,700,000
Number of investments rated above investment grade																						1	1
OTTI charges				415,000	415,000	262,000	4,310,000																		4,000			0	0	0	199,800	199,800
Gain on sale of securities	133,000	1,900,000	148,400	2,000,000	2,200,000	2,600,000	2,500,000																			488,000
Losses recorded, excluding OTTI																								455,000			73,000
Number of securities sold																										2
Book value of securities sold																											$ 1,000,000